Organization and principal activities	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Organization and principal activities

1.    Organization and principal activities

(a)	Principal activities

ZKH Group Limited (the “Company”) was incorporated under the laws of the Cayman Islands on April 26, 2021 as an exempted company with limited liability. The Company and its subsidiaries are collectively referred to as the “Group”.

The Group is a maintenance, repair and operating (“MRO”) products trading and service platform, and principally operates in the People’s Republic of China (“PRC”).

(b)	History of the Group

Prior to the incorporation of the Company, the Group commenced its operations through ZKH Industrial Supply (Shanghai) Co, Ltd. (“ZKH Industrial Supply”), founded by Mr. Long Chen (the ‘‘Founder’’) in 1998, and was restructured to be held by the Company since September 30, 2022.

On December 15, 2023, the Company completed its initial public offering (the “IPO”) on the New York Stock Exchange. In this offering, 4,000,000 American Depositary Shares (“ADSs”), representing 140,000,000 Class A Ordinary Shares, were issued and sold to the public at a price of US$15.50 per ADS. Immediately prior to the completion of the IPO, 3,746,626,700 of convertible redeemable preferred shares were automatically converted into Class A Ordinary Shares on a one-for-one basis, and 392,013,413 Series F Preferred Shares was automatically converted into Class A Ordinary Shares on the conversion rate of 1:1.3169.

On January 16, 2024, the Company issued 455,000 ADSs, representing 15,925,000 Class A Ordinary Shares, at a public offering price of $15.50 per ADS in connection with the underwriters’ partially exercise of their overallotment option to purchase additional ordinary shares in our initial public offering. (the “Overallotment”)

As of December 31, 2025, the Company’s principal subsidiaries are as follows:

Name	Place of incorporation	Date of incorporation	Percentage of equity interest	Principal activities

Wholly owned subsidiaries
ZKH Industrial Supply	Shanghai, China	May 27, 1996	100%	Sale of MRO products
Shanghai Gongbangbang Industrial Tech Co., Ltd.	Shanghai, China	January 30, 2013	100%	Sale of MRO products
Shanghai Kunhe Supply Chain Management Co., Ltd.	Shanghai, China	March 6, 2018	100%	Logistics and Warehousing
Shenzhen Kuntong Smart Warehousing Technology Co., Ltd.(Kuntong)	Shenzhen, China	January 18, 2007	100%	Production and sale of intelligent warehousing equipments
ZKH Holdings Limited	British Virgin Islands	May 6, 2021	100%	Investment holding
ZKH Hong Kong Limited	Hong Kong	May 20, 2021	100%	Investment holding